Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Line Items]
Amortization of Computer Software
Amortization of capitalized computer software costs charged to expense in Cleco and Cleco Power’s Statements of Income for the years ending December 31, 2016, 2015, and 2014 is shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Amortization	$2,351	$921	$2,194	$1,397

Property, Plant, and Equipment
At December 31, 2016, and 2015, Cleco and Cleco Power’s property, plant, and equipment consisted of the following:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Utility plants
Production	$1,866,601	$2,385,345
Distribution	955,126	1,350,475
Transmission	503,996	665,338
Other utility plant	146,976	244,540
Other property, plant, and equipment	3,882	15,514
Total property, plant, and equipment	3,476,581	4,661,212
Accumulated depreciation	(75,816)	(1,536,158)
Net property, plant, and equipment	$3,400,765	$3,125,054
Depreciation on property, plant, and equipment is calculated primarily on a straight-line basis over the useful lives of the assets, as follows:

CATEGORY	YEARS
Utility Plants
Production	10	–	95
Distribution	15	–	50
Transmission	5	–	55
Other utility plant	5	–	45
Other property, plant, and equipment	5	–	45

Schedule of Acquisition Adjustments, Less Accumulated Depreciation
The plant acquisition adjustments and accumulated amortization reported in property, plant, and equipment and accumulated depreciation on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2016, and 2015 are shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Acadia Unit 1
Plant acquisition adjustment	$76,116	$95,578
Accumulated amortization	(2,287)	(18,567)
Net plant acquisition adjustment	$73,829	$77,011
Teche and other
Plant acquisition adjustment	$544	$5,271
Accumulated amortization	(183)	(4,655)
Net plant acquisition adjustment	$361	$616

Restricted Cash
Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,213	$9,263
Cleco Power’s charitable contributions	1,200	—
Cleco Power’s rate credit escrow	12,671	—
Total current	23,084	9,263
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Power’s future storm restoration costs	17,379	16,174
Cleco Power’s charitable contributions	4,179	—
Cleco Power’s rate credit escrow	1,831	—
Total non-current	23,410	16,195
Total restricted cash and cash equivalents	$46,494	$25,458

Cleco Power [Member]
Accounting Policies [Line Items]
Amortization of Computer Software

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Amortization	$2,405	$1,718	$1,096

Property, Plant, and Equipment

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Regulated utility plants
Production	$2,406,572	2,385,345
Distribution	1,405,703	1,350,475
Transmission	719,052	665,338
Other utility plant	259,238	244,540
Total property, plant, and equipment	4,790,565	4,645,698
Accumulated depreciation	(1,618,241)	(1,525,298)
Net property, plant, and equipment	$3,172,324	$3,120,400

Schedule of Acquisition Adjustments, Less Accumulated Depreciation

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Acadia Unit 1
Plant acquisition adjustment	$95,578	$95,578
Accumulated amortization	(21,749)	(18,567)
Net plant acquisition adjustment	$73,829	$77,011
Teche and other
Plant acquisition adjustment	$5,271	$5,271
Accumulated amortization	(4,910)	(4,655)
Net plant acquisition adjustment	$361	$616

Restricted Cash

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,213	$9,263
Charitable contributions	1,200	—
Rate credit escrow	12,671	—
Total current	23,084	9,263
Non-current
Future storm restoration costs	17,379	16,174
Charitable contributions	4,179	—
Rate credit escrow	1,831	—
Total non-current	23,389	16,174
Total restricted cash and cash equivalents	$46,473	$25,437